Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Mr. Anthony So, Director, Chief Executive Officer
Commissions and/or Consultancy Fees	$ 643	$ 643	$ 857
Mr. Kim Wah Chung, Director
Commissions and/or Consultancy Fees	170	171	170
Mr. Woo-Ping Fok, Director
Commissions and/or Consultancy Fees	0	0	0
Mr. Andrew So, Director, Chief Operating Officer
Commissions and/or Consultancy Fees	259	249	249
Mr. Henry Schlueter, Director and Assistant Secretary
Commissions and/or Consultancy Fees	60	62	60
Mr. Albert So, Director, Chief Financial Officer and Secretary
Commissions and/or Consultancy Fees	$ 162	$ 152	$ 181